Earnings per share (Details 2) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Diluted earnings per share
Profit attributable to the Parent		R$ 12,582,477	R$ 8,924,064	R$ 7,334,563
Diluted earnings per 1,000 shares (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares		R$ 1,604.34	R$ 1,132.44	R$ 929.03
Preferred shares		R$ 1,764.78	R$ 1,245.69	R$ 1,021.93
Net Profit attributable - Diluted (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares		R$ 6,108,349	R$ 4,331,955	R$ 3,560,222
Preferred shares		R$ 6,474,128	R$ 4,592,109	R$ 3,774,341
Weighted average shares outstanding (in thousands) - Diluted
Earnings per share (Brazilian Reais)
Common shares		3,807,386	3,825,313	3,832,211
Incremental shares from stock options granted under Stock Option Plan - Units	[1]	R$ 0	R$ 3,257	R$ 3,656
Preferred shares		3,668,527	3,686,401	3,693,352
Incremental shares from stock options granted under Stock Option Plan - Units	[1]		R$ 3,257	R$ 3,656

[1]	The exercise period of the SOP 2013 Long Term Incentive Plan purchase option ended in June 2018. The Bank does not have stock-based compensation plans in force (Note 40) and consequently has no anti-dilution items.